UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7162

Western Asset High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

WESTERN ASSET
HIGH INCOME FUND INC.

FORM N-Q

MARCH 31, 2009

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited)	March 31, 2009

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 88.5%
CONSUMER DISCRETIONARY — 12.8%
Auto Components — 0.3%
160,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$64,800
55,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	11,000
	Visteon Corp., Senior Notes:
241,000	8.250% due 8/1/10	13,255
258,000	12.250% due 12/31/16 (a)	14,190
	Total Auto Components	103,245
Automobiles — 0.6%
	Ford Motor Co., Debentures:
100,000	8.875% due 1/15/22	30,500
125,000	8.900% due 1/15/32	38,438
	General Motors Corp.:
440,000	Notes, 7.200% due 1/15/11	72,600
535,000	Senior Debentures, 8.375% due 7/15/33	66,875
	Total Automobiles	208,413
Diversified Consumer Services — 1.0%
	Education Management LLC/Education Management Finance Corp.:
20,000	Senior Notes, 8.750% due 6/1/14	19,000
240,000	Senior Subordinated Notes, 10.250% due 6/1/16	225,600
	Service Corp. International, Senior Notes:
55,000	7.625% due 10/1/18	47,575
60,000	7.500% due 4/1/27	44,400
	Total Diversified Consumer Services	336,575
Hotels, Restaurants & Leisure — 3.0%
	Boyd Gaming Corp., Senior Subordinated Notes:
25,000	6.750% due 4/15/14	14,625
40,000	7.125% due 2/1/16	21,800
200,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)(d)	1,020
330,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	108,900
200,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	173,000
60,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	52,200
130,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	34,450
105,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	77,175
130,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	70,200
270,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	29,700
115,000	MGM MIRAGE Inc., Senior Notes, 8.500% due 9/15/10	47,725
65,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.375% due 7/15/09	53,625
196,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	163,660
95,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	35,625
75,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/1/14 (a)(e)	19,125
	Station Casinos Inc.:
	Senior Notes:
215,000	6.000% due 4/1/12 (c)(d)	54,825
90,000	7.750% due 8/15/16 (c)(d)	21,150
	Senior Subordinated Notes:
175,000	6.500% due 2/1/14 (c)(d)	9,625

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount†	Security	Value
Hotels, Restaurants & Leisure — 3.0% (continued)
20,000	6.625% due 3/15/18 (c)(d)	$1,100
	Total Hotels, Restaurants & Leisure	989,530
Household Durables — 1.5%
20,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	9,900
220,000	K Hovnanian Enterprises Inc., Senior Notes, 11.500% due 5/1/13	154,275
260,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	222,300
120,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	95,400
	Total Household Durables	481,875
Internet & Catalog Retail — 0.3%
15,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	12,825
100,000	Ticketmaster, Senior Notes, 10.750% due 8/1/16 (a)	68,500
	Total Internet & Catalog Retail	81,325
Media — 4.1%
	Affinion Group Inc.:
35,000	Senior Notes, 10.125% due 10/15/13	26,775
400,000	Senior Subordinated Notes, 11.500% due 10/15/15	250,000
	CCH I LLC/CCH I Capital Corp.:
90,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	9,450
636,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	71,550
90,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	80,550
	Cengage Learning Acquisitions Inc.:
190,000	Senior Notes, 10.500% due 1/15/15 (a)	98,325
150,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	59,250
45,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(f)	450
50,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	563
280,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)(c)(d)	273,000
105,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	101,587
65,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	66,056
	DISH DBS Corp., Senior Notes:
90,000	6.625% due 10/1/14	80,775
80,000	7.750% due 5/31/15	74,000
140,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	121,100
300,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	9,375
50,000	R.H. Donnelley Inc., Senior Notes, 11.750% due 5/15/15 (a)	6,750
50,000	Univision Communications Inc., Senior Notes, 7.850% due 7/15/11	32,250
	Total Media	1,361,806
Multiline Retail — 1.2%
	Dollar General Corp.:
190,000	Senior Notes, 10.625% due 7/15/15	190,475
65,000	Senior Subordinated Notes, 11.875% due 7/15/17 (b)	64,188
	Neiman Marcus Group Inc.:
390,000	Senior Notes, 9.000% due 10/15/15 (b)	127,237
30,000	Senior Secured Notes, 7.125% due 6/1/28	12,150
5,000	Senior Subordinated Notes, 10.375% due 10/15/15	1,625
	Total Multiline Retail	395,675
Specialty Retail — 0.6%
175,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	79,625

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Specialty Retail — 0.6% (continued)
75,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	$68,625
80,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	38,100
	Total Specialty Retail	186,350
Textiles, Apparel & Luxury Goods — 0.2%
90,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	66,150
	TOTAL CONSUMER DISCRETIONARY	4,210,944
CONSUMER STAPLES — 2.1%
Food Products — 1.2%
	Dole Food Co. Inc., Senior Notes:
360,000	7.250% due 6/15/10	333,000
35,000	8.875% due 3/15/11	30,012
30,000	13.875% due 3/15/14 (a)	29,325
	Total Food Products	392,337
Household Products — 0.3%
105,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	96,075
Tobacco — 0.6%
	Alliance One International Inc., Senior Notes:
35,000	8.500% due 5/15/12	29,925
170,000	11.000% due 5/15/12	158,950
	Total Tobacco	188,875
	TOTAL CONSUMER STAPLES	677,287
ENERGY — 13.1%
Energy Equipment & Services — 0.6%
110,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	70,400
115,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	73,025
55,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	54,450
	Total Energy Equipment & Services	197,875
Oil, Gas & Consumable Fuels — 12.5%
170,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	96,050
360,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	252,000
	Chesapeake Energy Corp., Senior Notes:
165,000	9.500% due 2/15/15	161,287
95,000	6.625% due 1/15/16	79,563
75,000	6.500% due 8/15/17	61,500
140,000	7.250% due 12/15/18	115,675
55,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	43,725
386,245	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 6.094% due 4/15/10 (a)(b)(e)	179,604
	El Paso Corp.:
230,000	Medium-Term Notes, 7.800% due 8/1/31	173,006
200,000	Notes, 7.875% due 6/15/12	191,231
30,000	Senior Notes, 8.250% due 2/15/16	28,200
	Enterprise Products Operating LLP:
120,000	Junior Subordinated Notes, 8.375% due 8/1/66 (e)	80,496
75,000	Subordinated Notes, 7.034% due 1/15/68 (e)	46,941
250,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	195,000
135,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	125,887
40,000	Inergy LP/Inergy Finance Corp., Senior Notes, 8.250% due 3/1/16	38,200
245,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	158,025
100,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	83,500

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount†		Security	Value
Oil, Gas & Consumable Fuels — 12.5% (continued)
140,000		LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	$109,200
		Mariner Energy Inc., Senior Notes:
85,000		7.500% due 4/15/13	63,325
45,000		8.000% due 5/15/17	29,925
100,000		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	70,250
		OPTI Canada Inc., Senior Secured Notes:
45,000		7.875% due 12/15/14	19,913
90,000		8.250% due 12/15/14	40,725
135,000		Parallel Petroleum Corp., Senior Notes, 10.250% due 8/1/14	77,625
255,000		Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	182,644
145,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	139,925
		Petroplus Finance Ltd., Senior Notes:
75,000		6.750% due 5/1/14 (a)	55,875
60,000		7.000% due 5/1/17 (a)	43,500
80,000		Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	76,000
500,000		SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	327,500
335,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	13,400
100,000		Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	97,000
40,000		Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16 (a)	29,200
150,000		Teekay Corp., Senior Notes, 8.875% due 7/15/11	144,750
30,000		Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16 (a)	30,150
130,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	7,150
115,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	74,175
		Whiting Petroleum Corp., Senior Subordinated Notes:
135,000		7.250% due 5/1/12	111,713
100,000		7.000% due 2/1/14	75,500
		Williams Cos. Inc.:
100,000		Notes, 7.875% due 9/1/21	92,676
100,000		Senior Notes, 7.625% due 7/15/19	93,662
		Total Oil, Gas & Consumable Fuels	4,115,673
		TOTAL ENERGY	4,313,548
FINANCIALS — 11.2%
Commercial Banks — 2.3%
310,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	130,200
1,224,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10	15,511
290,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	140,650
140,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(e)	78,927
3,730,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(f)	84,196
		RSHB Capital, Loan Participation Notes:
70,000		Secured Notes, 7.175% due 5/16/13 (a)	57,617
140,000		Senior Secured Notes, 6.299% due 5/15/17 (a)	97,594
		TuranAlem Finance BV, Bonds:
160,000		8.250% due 1/22/37 (a)	33,600
120,000		8.250% due 1/22/37 (a)	27,000
125,000		Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/44 (e)	91,325
		Total Commercial Banks	756,620
Consumer Finance — 5.4%
285,000		FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	240,825
		Ford Motor Credit Co.:
100,000		Notes, 7.875% due 6/15/10	82,662

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face
Amount†	Security	Value
Consumer Finance — 5.4% (continued)
	Senior Notes:
257,000	6.570% due 6/15/11 (e)	$181,506
70,000	4.010% due 1/13/12 (e)	44,188
900,000	12.000% due 5/15/15	682,692
	GMAC LLC:
	Senior Notes:
112,000	7.500% due 12/31/13 (a)	53,880
552,000	8.000% due 11/1/31 (a)	266,003
15,000	Subordinated Notes, 8.000% due 12/31/18 (a)	4,359
300,000	SLM Corp., Senior Notes, 1.319% due 7/26/10 (e)	213,033
	Total Consumer Finance	1,769,148
Diversified Financial Services — 2.9%
110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)(d)	45,650
100,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	96,357
120,000	Fresenius U.S. Finance II Inc., Senior Notes, 9.000% due 7/15/15 (a)	125,400
195,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	125,570
	Leucadia National Corp., Senior Notes:
120,000	8.125% due 9/15/15	95,550
40,000	7.125% due 3/15/17	27,600
210,000	TNK-BP Finance SA, Senior Notes, 7.500% due 7/18/16 (a)	153,300
115,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.530% due 10/1/15	96,025
205,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	181,937
	Total Diversified Financial Services	947,389
Insurance — 0.1%
270,000	American International Group Inc., Junior Subordinated Debentures, 8.175% due 5/15/58 (a)(e)	23,011
Real Estate Investment Trusts (REITs) — 0.2%
5,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	2,175
40,000	Host Hotels & Resorts, LP, Senior Notes, 6.375% due 3/15/15	29,800
35,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.500% due 6/1/16	30,450
	Total Real Estate Investment Trusts (REITs)	62,425
Real Estate Management & Development — 0.3%
54,600	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 23.322% due 6/30/15 (a)(d)(f)	20,591
	Realogy Corp.:
220,000	Senior Notes, 10.500% due 4/15/14	62,700
195,000	Senior Subordinated Notes, 12.375% due 4/15/15	34,125
16,456	Senior Toggle Notes, 11.000% due 4/15/14 (b)	2,797
	Total Real Estate Management & Development	120,213
	TOTAL FINANCIALS	3,678,806
HEALTH CARE — 7.4%
Health Care Equipment & Supplies — 0.5%
	Biomet Inc., Senior Notes:
170,000	11.125% due 10/15/17 (b)(e)	144,500
30,000	11.625% due 10/15/17	26,625
	Total Health Care Equipment & Supplies	171,125
Health Care Providers & Services — 6.9%
45,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	42,750

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Health Care Providers & Services — 6.9% (continued)
305,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	$193,675
	DaVita Inc.:
90,000	Senior Notes, 6.625% due 3/15/13	87,750
145,000	Senior Subordinated Notes, 7.250% due 3/15/15	140,106
	HCA Inc.:
125,000	Debentures, 7.500% due 12/15/23	66,854
5,000	Senior Notes, 6.250% due 2/15/13	3,775
	Senior Secured Notes:
85,000	9.250% due 11/15/16	77,563
415,000	9.625% due 11/15/16 (b)	332,000
40,000	9.875% due 2/15/17 (a)	38,000
200,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	189,000
	Tenet Healthcare Corp., Senior Notes:
200,000	7.375% due 2/1/13	160,000
165,000	9.875% due 7/1/14	129,525
130,000	9.000% due 5/1/15 (a)	126,100
260,000	10.000% due 5/1/18 (a)	252,850
	Universal Hospital Services Inc., Senior Secured Notes:
50,000	5.943% due 6/1/15 (e)	36,500
190,000	8.500% due 6/1/15 (b)	170,050
357,000	US Oncology Holdings Inc., Senior Notes, 6.904% due 3/15/12 (b)(e)	215,985
	Total Health Care Providers & Services	2,262,483
Pharmaceuticals — 0.0%
465,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	2,325
	TOTAL HEALTH CARE	2,435,933
INDUSTRIALS — 11.9%
Aerospace & Defense — 0.3%
	Hawker Beechcraft Acquisition Co., Senior Notes:
95,000	8.500% due 4/1/15	24,700
580,000	8.875% due 4/1/15 (b)	68,150
6,632	Kac Acquisition Co., Subordinated Notes, 8.000% due 4/26/26 (c)(d)(f)	0
	Total Aerospace & Defense	92,850
Airlines — 1.7%
	Continental Airlines Inc., Pass-Through Certificates:
52,383	8.312% due 4/2/11 (f)	40,859
65,000	7.339% due 4/19/14	40,625
420,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	107,100
	Delta Air Lines Inc.:
	Pass-Through Certificates:
363,024	6.821% due 8/10/22	243,226
90,000	7.711% due 9/18/11	63,000
96,291	8.954% due 8/10/14 (f)	57,293
	Total Airlines	552,103
Building Products — 1.7%
	Associated Materials Inc.:
305,000	Senior Discount Notes, 11.250% due 3/1/14	93,025
210,000	Senior Subordinated Notes, 9.750% due 4/15/12	166,950
	GTL Trade Finance Inc.:
130,000	7.250% due 10/20/17 (a)	111,800
139,000	7.250% due 10/20/17 (a)	119,540

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Building Products — 1.7% (continued)
	Nortek Inc.:
100,000	Senior Secured Notes, 10.000% due 12/1/13	$42,250
35,000	Senior Subordinated Notes, 8.500% due 9/1/14	3,675
285,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 10.024% due 3/1/14	18,525
	Total Building Products	555,765
Commercial Services & Supplies — 4.0%
425,000	Allied Waste North America Inc., Senior Notes, 7.375% due 4/15/14	403,101
515,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	485,388
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	120,625
240,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	118,800
260,000	US Investigations Services Inc., Senior Subordinated Notes, 11.750% due 5/1/16 (a)	187,200
	Total Commercial Services & Supplies	1,315,114
Construction & Engineering — 0.7%
150,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	147,375
100,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	87,250
	Total Construction & Engineering	234,625
Electrical Equipment — 0.0%
40,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	12,200
Machinery — 0.2%
60,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	42,000
40,000	Terex Corp., Senior Subordinated Notes, 8.000% due 11/15/17	32,600
	Total Machinery	74,600
Road & Rail — 2.2%
490,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	215,600
	Kansas City Southern de Mexico, Senior Notes:
345,000	9.375% due 5/1/12	315,675
100,000	7.625% due 12/1/13	81,500
25,000	7.375% due 6/1/14	19,875
60,000	12.500% due 4/1/16 (a)	57,150
30,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	30,750
	Total Road & Rail	720,550
Trading Companies & Distributors — 0.9%
105,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	60,375
90,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	51,750
135,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	85,725
305,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	100,650
	Total Trading Companies & Distributors	298,500
Transportation Infrastructure — 0.2%
	Swift Transportation Co., Senior Secured Notes:
230,000	8.984% due 5/15/15 (a)(e)	51,750
115,000	12.500% due 5/15/17 (a)	25,875
	Total Transportation Infrastructure	77,625
	TOTAL INDUSTRIALS	3,933,932
INFORMATION TECHNOLOGY — 1.4%
Communications Equipment — 0.3%
285,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	109,725

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
IT Services — 0.7%
	Ceridian Corp., Senior Notes:
20,000	11.250% due 11/15/15	$8,500
135,000	12.250% due 11/15/15 (b)	51,975
150,000	First Data Corp., Senior Notes, 9.875% due 9/24/15	88,500
105,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	74,025
	Total IT Services	223,000
Semiconductors & Semiconductor Equipment — 0.1%
	Freescale Semiconductor Inc.:
	Senior Notes:
120,000	8.875% due 12/15/14	25,800
50,000	9.125% due 12/15/14 (b)	4,000
40,000	Senior Subordinated Notes, 10.125% due 12/15/16	7,400
	Total Semiconductors & Semiconductor Equipment	37,200
Software — 0.3%
175,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	108,062
	TOTAL INFORMATION TECHNOLOGY	477,987
MATERIALS — 7.3%
Chemicals — 0.6%
350,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)(i)	26,250
50,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	20,750
150,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (f)	143,047
	Total Chemicals	190,047
Containers & Packaging — 0.7%
30,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	19,500
35,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	24,675
100,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
70,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	70,175
190,000	Solo Cup Co., Senior Subordinated Notes, 8.500% due 2/15/14	139,650
	Total Containers & Packaging	254,000
Metals & Mining — 3.5%
	Evraz Group SA, Notes:
100,000	8.875% due 4/24/13 (a)	64,000
100,000	9.500% due 4/24/18 (a)	56,000
160,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	149,811
225,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	136,125
445,000	Noranda Aluminium Acquisition Corp., Senior Notes, 6.595% due 5/15/15 (b)(e)	140,175
345,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	139,725
425,000	Ryerson Inc., Senior Secured Notes, 12.250% due 11/1/15 (a)	243,313
	Vale Overseas Ltd., Notes:
62,000	8.250% due 1/17/34	61,652
100,000	6.875% due 11/21/36	86,854
100,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	74,500
	Total Metals & Mining	1,152,155
Paper & Forest Products — 2.5%
	Abitibi-Consolidated Co. of Canada:
253,000	Senior Notes, 15.500% due 7/15/10 (a)(c)(d)(j)	39,215
430,000	Senior Secured Notes, 13.750% due 4/1/11 (a)(c)(d)(j)	371,950
485,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	89,725

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Paper & Forest Products — 2.5% (continued)
	NewPage Corp., Senior Secured Notes:
415,000	7.420% due 5/1/12 (e)	$134,875
90,000	10.000% due 5/1/12	31,725
77,968	Newpage Holding Corp., Senior Notes, 10.265% due 11/1/13 (b)(e)	2,534
200,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	114,000
160,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	38,400
	Total Paper & Forest Products	822,424
	TOTAL MATERIALS	2,418,626
TELECOMMUNICATION SERVICES — 12.2%
Diversified Telecommunication Services — 7.6%
	Axtel SAB de CV, Senior Notes:
250,000	7.625% due 2/1/17 (a)	165,625
10,000	7.625% due 2/1/17 (a)	6,650
25,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	17,125
110,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	1,100
45,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	43,875
40,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.455% due 2/1/15 (a)	33,400
	Intelsat Jackson Holdings Ltd., Senior Notes:
415,000	9.500% due 6/15/16 (a)	392,175
400,000	11.500% due 6/15/16 (a)	374,000
40,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	37,900
	Level 3 Financing Inc., Senior Notes:
235,000	12.250% due 3/15/13	177,425
170,000	9.250% due 11/1/14	118,150
100,000	5.474% due 2/15/15 (e)	51,500
195,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	183,300
65,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	56,550
170,000	Qwest Corp., Debentures, 6.875% due 9/15/33	112,200
275,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	114,813
130,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	79,625
100,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	73,000
135,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	126,225
125,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	124,375
230,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	227,125
	Total Diversified Telecommunication Services	2,516,138
Wireless Telecommunication Services — 4.6%
130,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	154,802
50,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	45,594
	MetroPCS Wireless Inc., Senior Notes:
105,000	9.250% due 11/1/14 (a)	101,850
60,000	9.250% due 11/1/14	58,500
	Sprint Capital Corp., Senior Notes:
305,000	7.625% due 1/30/11	283,650
235,000	8.375% due 3/15/12	212,675
70,000	6.875% due 11/15/28	43,050
410,000	8.750% due 3/15/32	276,750

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Wireless Telecommunication Services — 4.6% (continued)
695,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	$337,075
	Total Wireless Telecommunication Services	1,513,946
	TOTAL TELECOMMUNICATION SERVICES	4,030,084
UTILITIES — 9.1%
Electric Utilities — 0.7%
100,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	93,500
28,000	Enersis SA, Notes, 7.375% due 1/15/14	29,132
260,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)	97,500
	Total Electric Utilities	220,132
Gas Utilities — 0.8%
260,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	248,300
Independent Power Producers & Energy Traders — 7.6%
	AES Corp.:
70,000	Secured Notes, 8.750% due 5/15/13 (a)	69,300
	Senior Notes:
100,000	9.375% due 9/15/10	99,000
340,000	8.000% due 10/15/17	293,250
	Dynegy Holdings Inc.:
180,000	Senior Debentures, 7.625% due 10/15/26	78,300
325,000	Senior Notes, 7.750% due 6/1/19	212,875
70,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	53,025
	Edison Mission Energy, Senior Notes:
150,000	7.750% due 6/15/16	114,750
120,000	7.200% due 5/15/19	84,000
155,000	7.625% due 5/15/27	93,775
1,780,000	Energy Future Holdings Corp., Senior Notes, 11.250% due 11/1/17 (b)	760,950
58,458	Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	55,535
180,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	163,800
	NRG Energy Inc., Senior Notes:
445,000	7.250% due 2/1/14	419,412
20,000	7.375% due 1/15/17	18,650
	Total Independent Power Producers & Energy Traders	2,516,622
	TOTAL UTILITIES	2,985,054
	TOTAL CORPORATE BONDS & NOTES (Cost — $44,223,645)	29,162,201
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
493,850	Airplanes Pass-Through Trust, 10.875% due 3/15/19 (c)(d)(f) (Cost - $493,850)	0
COLLATERALIZED SENIOR LOANS — 1.3%
CONSUMER DISCRETIONARY — 0.5%
Auto Components — 0.5%
241,746	Allison Transmission Inc., Term Loan B, 3.169% due 8/7/14 (e)	161,433
ENERGY — 0.8%
Energy Equipment & Services — 0.5%
243,601	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	171,738

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 0.3%
		Ashmore Energy International:
16,243		Synthetic Revolving Credit Facility, 3.479% due 3/30/12 (e)	$10,314
115,812		Term Loan, 4.459% due 3/30/14 (e)	73,541
		Total Oil, Gas & Consumable Fuels	83,855
		TOTAL ENERGY	255,593
		TOTAL COLLATERALIZED SENIOR LOANS (Cost — $608,519)	417,026
CONVERTIBLE BONDS & NOTES — 0.9%
CONSUMER DISCRETIONARY — 0.7%
Media — 0.7%
385,000		Virgin Media Inc., Senior Notes, 6.500% due 11/15/16 (a)	208,862
INDUSTRIALS — 0.2%
Marine — 0.2%
140,000		Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	67,725
		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $331,296)	276,587
SOVEREIGN BONDS — 4.4%
Argentina — 0.4%
		Republic of Argentina:
409,000		Bonds, 7.000% due 9/12/13	136,504
65,000		GDP Linked Securities, 1.330% due 12/15/35 (e)(f)	1,771
		Total Argentina	138,275
Brazil — 0.7%
527,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	223,496
Indonesia — 0.3%
		Republic of Indonesia:
539,000,000	IDR	10.250% due 7/15/22	39,368
297,000,000	IDR	11.000% due 9/15/25	22,356
378,000,000	IDR	10.250% due 7/15/27	26,434
408,000,000	IDR	9.750% due 5/15/37	26,457
		Total Indonesia	114,615
Panama — 0.7%
		Republic of Panama:
28,000		7.250% due 3/15/15	28,700
78,000		9.375% due 4/1/29	85,995
130,000		6.700% due 1/26/36	114,725
		Total Panama	229,420
Peru — 0.1%
		Republic of Peru:
14,000		Bonds, 6.550% due 3/14/37	12,600
8,000		Global Bonds, 7.350% due 7/21/25	8,080
		Total Peru	20,680
Turkey — 1.4%
		Republic of Turkey:
12,000		7.000% due 6/5/20	11,100
587,000		Notes, 6.875% due 3/17/36	469,600
		Total Turkey	480,700
Venezuela — 0.8%
		Bolivarian Republic of Venezuela:
12,000		8.500% due 10/8/14	7,440

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Face Amount†	Security	Value
Venezuela — 0.8% (continued)
386,000	5.750% due 2/26/16 (a)	$189,333
16,000	7.650% due 4/21/25	7,240
	Collective Action Securities:
53,000	9.375% due 1/13/34	27,428
28,000	Notes, 10.750% due 9/19/13	20,370
	Total Venezuela	251,811
	TOTAL SOVEREIGN BONDS (Cost — $2,222,798)	1,458,997

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
500	Ameriking Inc. (d)(f)*	0
Household Durables — 0.0%
4,203	Mattress Holding Corp. (d)(f)*	0
	TOTAL CONSUMER DISCRETIONARY	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
6,084	Axiohm Transaction Solutions Inc. (d)(f)*	0
MATERIALS — 0.0%
Chemicals — 0.0%
1,091	Applied Extrusion Technologies Inc., Class B Shares (d)(f)*	2,455
	TOTAL COMMON STOCKS (Cost — $56,105)	2,455
CONVERTIBLE PREFERRED STOCKS — 0.4%
FINANCIALS — 0.4%
Diversified Financial Services — 0.4%
290	Bank of America Corp., 7.250% (Cost - $286,835)	123,105
ESCROWED SHARES — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Textiles, Apparel & Luxury Goods — 0.0%
1,000,000	Pillowtex Corp., 9.000% due 12/15/49 (d)(f) (Cost - $0)	0
PREFERRED STOCKS — 0.5%
CONSUMER DISCRETIONARY — 0.0%
Hotels, Restaurants & Leisure — 0.0%
1,271	Ameriking Inc., Cummulative Exchange, 13.000% (c)(d)(f)*	0
Media — 0.0%
0	ION Media Networks Inc., Series B, 12.000% (d)(f)(h)*	0
	TOTAL CONSUMER DISCRETIONARY	0
FINANCIALS — 0.5%
Consumer Finance — 0.1%
138	Preferred Blocker Inc., 7.000% (a)	27,484
Diversified Financial Services — 0.4%
10,700	Preferred Plus, Trust, Series FRD-1, 7.400%	59,706
14,800	Saturns, Series F 2003-5, 8.125%	84,360
803	TCR Holdings Corp., Class B Shares, 0.000% (d)(f)*	0
442	TCR Holdings Corp., Class C Shares, 0.000% (d)(f)*	0
1,165	TCR Holdings Corp., Class D Shares, 0.000% (d)(f)*	0

See Notes to Schedule of Investments.

Western Asset High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value
Diversified Financial Services — 0.4% (continued)
2,410	TCR Holdings Corp., Class E Shares, 0.000% (d)(f)*	$0
		144,066
	TOTAL FINANCIALS	171,550
	TOTAL PREFERRED STOCKS (Cost — $472,705)	171,550
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $48,695,753)	31,611,921

Face Amount†
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
62,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity - $62,000; (Fully collateralized by U.S. government agency obligations, 2.625% due 3/19/12; Market Value - $65,332) (Cost - $62,000)	62,000
	TOTAL INVESTMENTS — 96.2% (Cost — $48,757,753#)	31,673,921
	Other Assets in Excess of Liabilities — 3.8%	1,267,848
	TOTAL NET ASSETS — 100.0%	$32,941,769

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Amount represents fractional shares.
(i)	Subsequent to March 31, 2009, this security is in default as of April 15, 2009.
(j)	Subsequent to March 31, 2009, this security is in default as of April 1, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	BRL	-	Brazilian Real
	GDP	-	Gross Domestic Product
	GMAC	-	General Motors Acceptance Corp.
	IDR	-	Indonesian Rupiah
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$31,673,921	$267,171	$31,402,524	$4,226
Other Financial Instruments*	(59,404)	—	(59,404)	—
Total	$31,614,517	$267,171	$31,343,120	$4,226

* Other financial instruments include swaps contracts.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities
Balance as of December 31, 2008	$94,599
Accrued premiums/discounts	449
Realized gain (loss)	(1,154,855	)(1)
Change in unrealized appreciation (depreciation)	1,164,302	(2)
Net purchases (sales)	(5,356)
Transfers in and/or out of Level 3	(94,913)
Balance as of March 31, 2009	$4,226
Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	$(658,563	)(2)

(1) This amount is included in net realized gain (loss) from investment.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Swap Agreements.  The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continued)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As disclosed in the Fair Values of Derivatives — Balance Sheet table that follows the Fund’s summary of open swap contracts, the aggregate fair value of credit default swaps in a net liability position as of March 31, 2009 was $59,404. If a defined credit event had occurred as of March 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $384,000 less the value of the contracts’ related reference obligations.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Notes to Schedule of Investments (unaudited) (continued)

(e) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$427,443
Gross unrealized depreciation	(17,511,275)
Net unrealized depreciation	$(17,083,832)

At March 31, 2009, the Fund held the following open credit default swap contracts:

CREDIT DEFAULT SWAPS ON CREDIT INDICES—SELL PROTECTION(1)

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT(2)	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	UNREALIZED DEPRECIATION

Credit Suisse (CDX North America High Yield Index)	$192,000	6/20/13	5.000% quarterly	$(52,574)	$(21,889)	$(30,685)
Credit Suisse (CDX North America High Yield Index)	192,000	6/20/13	5.000% quarterly	(52,574)	(23,855)	$(28,719)

Net unrealized depreciation on sales of credit default swaps on credit indices						$(59,404)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡  Percentage shown is an annual percentage rate.

Notes to Schedule of Investments (unaudited) (continued)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

Open swap contracts:

Swap Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	—	—
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	$(59,404)	$(59,404)
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	—	$(59,404)	$(59,404)

3. Recent Accounting Pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds’ financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: May 28, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: May 28, 2009